HOTEL OPERATING COSTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
HOTEL OPERATING COSTS
Rents		¥ 1,870,879	¥ 1,804,532	¥ 1,543,651
Utilities		345,615	341,620	323,837
Personnel costs		1,088,380	919,555	788,973
Depreciation and amortization		676,996	645,058	558,833
Consumable, food and beverage		494,764	485,099	454,795
Others		455,539	316,283	207,938
Total	$ 710,381	¥ 4,932,173	¥ 4,512,147	¥ 3,878,027